Allowance for Doubtful Accounts, Sales Returns and Discounts (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of year	$ 1,536	$ 773	$ 868
Charges to earnings	8,720	10,624	8,887
Amounts utilized	(9,053)	(9,861)	(8,982)
Balance at end of year	$ 1,203	$ 1,536	$ 773